Fair Value Measurement (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments, net	$ 727	$ 1,240
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earn-Out	$ 1,135	$ 1,000